4B. 12% SECURED PROMISSORY NOTES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
4B. 12% SECURED PROMISSORY NOTES

From April to July 2012, we issued an aggregate of $1,231,250 of our secured promissory notes pursuant to a Note and Common Stock Subscription Agreement (the “Subscription Agreement”) with accredited investors (collectively, the “Purchasers”).

The notes are secured by all of the Company’s assets and bear interest at 12% per annum and mature on the earlier of (i) June 30, 2012, (ii) the date on which the Company has, after May 7, 2012, raised capital (debt or equity) equal to or greater than $1,500,000 in the aggregate, or (iii) a sale and/or merger of the Company.  The repayments of the note were secured with a first lien on all of the assets of the Company, which lien is pari passu with the Company’s other current and future senior lenders.  In addition, the notes were secured by a pledge of all of the shares of Common Stock and by all Common Stock purchase options owned by person who, at that time, was the Company’s chief executive officer/ president.  Subsequent to the notes issuance, the note maturity date was amended several times and was extended to December 31, 2012.  Except for the change of the maturity date, all of the original terms and conditions of the notes remain in full force and effect.  Furthermore, the Subscription Agreements provided that if, at any time while the notes are outstanding, we consummate any equity and/or debt financing whereby the terms of such financing are more favorable than those provided in the 2012 Secured Notes, then the remaining outstanding portion of the loans will be adjusted to have such terms and conditions similar to those of the new financing.

Upon issuance of the notes, the Company agreed to issue 6,156 shares of its common stock to the Purchasers, of which, 3,125 shares of common stock were issued during the year ended December 31, 2012 and 3,031 shares of common stock are yet to be issued.  The Company determined that the fair value of the common stock was $497,888 based upon the trading price of the Company’s common stock at the date the notes were issued, and such was recorded as discount to the Notes.  The note discount was amortized in full over the original maturity date of the notes and recorded part of “Amortization of discount on Convertible Notes” in the accompanying statement of operations.

During the year ended December 31, 2012, the Company recorded interest expense of $92,343 pursuant to the terms of the note.  As of December 31, 2012, $1,231,250 of the notes remained outstanding and $92,343 in accrued interest which is recorded as part of “Accrued Interest and Penalty” in the accompanying balance sheet.  At December 31, 2012, the notes were in default.

In May 2013, pursuant to an Exchange Agreement with the Company’s creditors, these notes were exchanged to shares of common stock.  See Note 12 Subsequent Events for further discussion.